Leases (Details) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024
Leases (Details) [Line Items]
Rent expense		$ 6,000	$ 6,000		$ 18,000	$ 18,000
Rent expense	$ 20,000			$ 12,000			$ 20,000
Operating Lease [Member]
Leases (Details) [Line Items]
Lease liability				$ 0